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                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

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Supplement dated January 31, 2002            The Prospectus is hereby amended
to Prospectus dated May 1, 2001 of:          and supplemented to reflect changes
                                             in the management of the Emerging
EMERGING MARKETS PORTFOLIO                   Markets Portfolio and the Latin
                                             American Portfolio of Morgan
LATIN AMERICAN PORTFOLIO                     Stanley Institutional Fund, Inc.
                                             Morgan Stanley Investment
                                             Management's Emerging Markets
                                             Equity Team now manages the
                                             Emerging Markets Portfolio and the
                                             Latin American Portfolio.

                                             Accordingly, the second and fourth
                                             paragraphs of the section of the
                                             Prospectus titled "PORTFOLIO
                                             MANAGERS" are hereby replaced by
                                             the following:

                                             EMERGING MARKETS PORTFOLIO

                                             The Portfolio's assets are managed
                                             by the Emerging Markets Equity
                                             Team. Current members of the team
                                             include NARAYAN RAMACHANDRAN,
                                             Managing Director, RUCHIR SHARMA,
                                             Executive Director, ASHUTOSH SINHA,
                                             Executive Director, and MICHAEL
                                             PERL, Executive Director.

                                             LATIN AMERICAN PORTFOLIO

                                             The Portfolio's assets are managed
                                             by the Emerging Markets Equity
                                             Team. Current members of the team
                                             include MICHAEL PERL, Executive
                                             Director, ANA CHRISTINA PIEDRAHITA,
                                             Vice President, and NARAYAN
                                             RAMACHANDRAN, Managing Director.

                                             In addition, the first paragraph of
                                             the section is hereby deleted.


                                             PLEASE RETAIN THIS SUPPLEMENT FOR
                                             FUTURE REFERENCE.